Basis of Presentation (Details Narrative) (USD $)	4 Months Ended	6 Months Ended
	May 21, 2014	Jun. 30, 2014
Oil and Gas Properties
Oil and gas properties, unproved	$ 1,898,947	$ 1,898,947
Expenditures for oil and gas properties	0	(43,938)
Asset Retirement Obligations
Asset retirement obligation		$ 0
Earnings Per Share
Potentially dilutive shares		6,386,582